Shareholders’ Equity - Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions							1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 06, 2021	Jun. 17, 2021	Feb. 12, 2021	Jan. 27, 2020	Apr. 15, 2019	Jun. 22, 2018	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Class of Stock
Number of shares issued in transaction (shares)		2,069,466					1,718,506
Proceeds of issuance of ordinary shares, net of issuance costs		$ 14.3					$ 15.3		$ 29.6
Ordinary shares
Class of Stock
Number of shares issued in transaction (shares)	17,985,611							17,985,611	3,787,972
Per share price of issuance (usd per share)	$ 5.56
Proceeds of issuance of ordinary shares, net of issuance costs	$ 98.0
Ordinary shares | Public Stock Offering
Class of Stock
Number of shares issued in transaction (shares)			14,285,715	7,250,000	4,830,000
Per share price of issuance (usd per share)			$ 7.00	$ 11.00	$ 24.00
Proceeds of issuance of ordinary shares, net of issuance costs			$ 106.9	$ 74.0	$ 108.8
Ordinary shares | Over-Allotment Option
Class of Stock
Number of shares issued in transaction (shares)			2,142,857		630,000	1,323,529